PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31
	2012	2013
Equipment and office furniture	10,875	11,436
Property under capital lease	—	1,639
Leasehold improvements	2,734	3,438
Mask and tooling	661	761
Motor vehicles	1,398	1,511
Purchased software	3,352	3,457
Construction in progress	18,017	21,427
	37,037	43,669
Less: accumulated depreciation	(15,015)	(15,932)
impairment loss	(1,565)	(1,613)
	20,457	26,124